Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000089019
Shareholder Report [Line Items]
Fund Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Trading Symbol	HYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,318,371,000
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 3,668,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,318,371
# of Portfolio Holdings	832
Portfolio Turnover Rate	31%
Total Net Management Fees Paid During the Reporting Period	$3,668
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	93.4%
Loan Participations and Assignments	0.8%
Common Stocks	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.9%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%

C000079103
Shareholder Report [Line Items]
Fund Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	STPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 469,187,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 494,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$469,187
# of Portfolio Holdings	26
Portfolio Turnover Rate	23%
Total Net Management Fees Paid During the Reporting Period	$494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

C000079104
Shareholder Report [Line Items]
Fund Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	LTPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 691,891,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 741,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$691,891
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Net Management Fees Paid During the Reporting Period	$741
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

C000080240
Shareholder Report [Line Items]
Fund Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Trading Symbol	ZROZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,512,836,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,239,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,512,836
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Net Management Fees Paid During the Reporting Period	$1,239
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	100.0%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

C000102215
Shareholder Report [Line Items]
Fund Name	PIMCO Active Bond Exchange-Traded Fund
Trading Symbol	BOND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 5,051,438,000
Holdings Count | Holding	1,283
Advisory Fees Paid, Amount	$ 13,107,000
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,051,438
# of Portfolio Holdings	1,283
Portfolio Turnover Rate	285%
Total Net Management Fees Paid During the Reporting Period	$13,107
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	57.1%
Corporate Bonds & Notes	23.3%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	12.8%
Non-Agency Mortgage-Backed Securities	7.0%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.5%
Loan Participations and Assignments	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	4.4%
Affiliated Investments	2.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(23.5%)
Total	100.0%

C000079102
Shareholder Report [Line Items]
Fund Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	TIPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 105,275,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 110,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$105,275
# of Portfolio Holdings	40
Portfolio Turnover Rate	83%
Total Net Management Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

C000117167
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Trading Symbol	LDUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 847,984,000
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 1,984,000
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$847,984
# of Portfolio Holdings	501
Portfolio Turnover Rate	145%
Total Net Management Fees Paid During the Reporting Period	$1,984
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	32.2%
Asset-Backed Securities	30.4%
U.S. Government Agencies	17.7%
U.S. Treasury Obligations	12.0%
Non-Agency Mortgage-Backed Securities	10.8%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.3%
Short-Term Instruments	4.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(8.9%)
Total	100.0%

C000215593
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Trading Symbol	EMNT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 156,504,000
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 195,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$156,504
# of Portfolio Holdings	187
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	33.0%
Asset-Backed Securities	26.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	4.3%
Non-Agency Mortgage-Backed Securities	2.0%
Sovereign Issues	0.8%
Short-Term Instruments	27.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

C000080241
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Trading Symbol	MINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 11,890,401,000
Holdings Count | Holding	834
Advisory Fees Paid, Amount	$ 21,079,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,890,401
# of Portfolio Holdings	834
Portfolio Turnover Rate	43%
Total Net Management Fees Paid During the Reporting Period	$21,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	52.5%
Asset-Backed Securities	22.8%
U.S. Government Agencies	4.7%
Sovereign Issues	3.3%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	2.5%
Short-Term Instruments	11.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

C000080245
Shareholder Report [Line Items]
Fund Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Trading Symbol	MUNI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,743,623,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 2,941,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,743,623
# of Portfolio Holdings	466
Portfolio Turnover Rate	12%
Total Net Management Fees Paid During the Reporting Period	$2,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.1%
Local or Guaranteed Housing	10.4%
Ad Valorem Property Tax	8.3%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.7%
Income Tax Revenue	5.3%
Miscellaneous Revenue	5.2%
Highway Revenue Tolls	5.0%
Water Revenue	4.5%
Industrial Revenue	3.3%
Sales Tax Revenue	3.2%
Other Investments	18.0%
Short-Term Instruments	6.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

C000089022
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Trading Symbol	CORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,273,177,000
Holdings Count | Holding	1,499
Advisory Fees Paid, Amount	$ 1,256,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,273,177
# of Portfolio Holdings	1,499
Portfolio Turnover Rate	8%
Total Net Management Fees Paid During the Reporting Period	$1,256
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	95.1%
U.S. Treasury Obligations	8.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%

C000240988
Shareholder Report [Line Items]
Fund Name	PIMCO Commodity Strategy Active Exchange-Traded Fund
Trading Symbol	CMDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 327,259,000
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 981,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$327,259
# of Portfolio Holdings	343
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$981
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	49.3%
Commodities	18.2%
Asset-Backed Securities	11.5%
Sovereign Issues	4.7%
U.S. Government Agencies	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	8.9%
Affiliated Investments	5.1%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%

C000242819
Shareholder Report [Line Items]
Fund Name	PIMCO Multisector Bond Active Exchange-Traded Fund
Trading Symbol	PYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,706,843,000
Holdings Count | Holding	1,245
Advisory Fees Paid, Amount	$ 4,816,000
InvestmentCompanyPortfolioTurnover	261.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,706,843
# of Portfolio Holdings	1,245
Portfolio Turnover Rate	261%
Total Net Management Fees Paid During the Reporting Period	$4,816
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Asset-Backed Securities	34.1%
U.S. Government Agencies	30.8%
Non-Agency Mortgage-Backed Securities	23.3%
Corporate Bonds & Notes	19.7%
U.S. Treasury Obligations	7.7%
Loan Participations and Assignments	4.2%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(36.9%)
Total	100.0%

C000229173
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Trading Symbol	MINO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 237,031,000
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 404,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$237,031
# of Portfolio Holdings	309
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$404
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.7%
Local or Guaranteed Housing	13.8%
Port, Airport & Marina Revenue	8.7%
Ad Valorem Property Tax	6.5%
Water Revenue	5.9%
Electric Power & Light Revenue	5.5%
Miscellaneous Revenue	4.9%
Natural Gas Revenue	4.6%
Sales Tax Revenue	3.5%
Industrial Revenue	2.6%
Tobacco Settlement Funded	2.3%
Other Investments	19.5%
Short-Term Instruments	5.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

C000239077
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Trading Symbol	PRFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 169,847,000
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 495,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$169,847
# of Portfolio Holdings	183
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$495
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	60.5%
Preferred Securities	33.0%
Short-Term Instruments	4.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.4%
Total	100.0%

C000145158
Shareholder Report [Line Items]
Fund Name	PIMCO Senior Loan Active Exchange-Traded Fund
Trading Symbol	LONZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 836,319,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,822,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$836,319
# of Portfolio Holdings	385
Portfolio Turnover Rate	9%
Total Net Management Fees Paid During the Reporting Period	$1,822
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	90.2%
Corporate Bonds & Notes	2.1%
Short-Term Instruments	41.9%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(34.7%)
Total	100.0%

C000080242
Shareholder Report [Line Items]
Fund Name	PIMCO Ultra Short Government Active Exchange-Traded Fund
Trading Symbol	BILZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 620,105,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 331,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$620,105
# of Portfolio Holdings	33
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$331
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

C000080244
Shareholder Report [Line Items]
Fund Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Trading Symbol	SMMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 635,604,000
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,103,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$635,604
# of Portfolio Holdings	260
Portfolio Turnover Rate	16%
Total Net Management Fees Paid During the Reporting Period	$1,103
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	13.9%
Ad Valorem Property Tax	10.5%
Electric Power & Light Revenue	9.8%
Local or Guaranteed Housing	9.7%
Natural Gas Revenue	6.3%
Water Revenue	5.3%
Highway Revenue Tolls	4.5%
General Fund	4.3%
Income Tax Revenue	3.9%
Miscellaneous Revenue	3.7%
Sales Tax Revenue	3.6%
Other Investments	18.7%
Short-Term Instruments	4.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%